Organization (Details)						1 Months Ended
	Nov. 14, 2017	Aug. 09, 2016	Jul. 19, 2016 USD ($)	Jul. 19, 2016 CNY (¥)	Feb. 21, 2016	Nov. 30, 2018 USD ($)	Nov. 29, 2017	Sep. 09, 2016
Organization (Textual)
Interest, percentage					100.00%
Acquire percentage, description	On November 14, 2017, a 55% owned subsidiary of the Company, Yichong (Qingdao) Technology Co., Ltd. (“Yichong”) was incorporated in Qingdao City, PRC. Yichong had no active business operations since its incorporation. In September 2019, the Company transferred all its ownership interests in Yichong to a third party. As a result, Yichong was deconsolidated from the Company.	On August 9, 2016, Tiandihui acquired 100% shares of Qingdao Kangkang Development Co., Ltd. (“Kangkang Development”), which was incorporated in Qingdao City, Shandong Province, PRC. Kangkang Development did not have active business operations since its incorporation, and has been deregistered and dissolved in 2019.					On November 29, 2017, a 55% owned subsidiary of the Company, Qingdao Lingchong Information Technology Co., Ltd. (“Lingchong”) was incorporated in Qingdao City, PRC. Lingchong had no active business operations since its incorporation. In July 2019, the Company transferred all its ownership interests in Lingchong to a third party. As a result, Lingchong was deconsolidated from the Company.
Consideration of business acquisition						$ 1,053,020
TDH HK [Member]
Organization (Textual)
Acquire percentage, description					TDH HK entered into an equity transfer agreement with Rongfeng Cui and his wife Yanjuan Wang, the shareholders of Tiandihui at the time, to acquire 100% of the equity interests in Tiandihui (“reorganization”).
Tiandihui [Member]
Organization (Textual)
Acquire percentage, description			Tiandihui acquired 100% shares of Chongai Jiujiu from Rongfeng Cui and Yanjuan Wang with a consideration of $87,849 (RMB610,000). The acquisition of Chongai Jiujiu is a transaction between entities under common control.	Tiandihui acquired 100% shares of Chongai Jiujiu from Rongfeng Cui and Yanjuan Wang with a consideration of $87,849 (RMB610,000). The acquisition of Chongai Jiujiu is a transaction between entities under common control.
Consideration of business acquisition			$ 87,849
Tiandihui [Member] | RMB [Member]
Organization (Textual)
Consideration of business acquisition | ¥				¥ 610,000
TDH Holdings [Member]
Organization (Textual)
Interest, percentage								99.00%